Stock Compensation Restricted Stock Award Activity (Detail) (Restricted Stock, USD $)	12 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2014 Consultant	Sep. 30, 2013 2009 Plan	Sep. 30, 2012 2009 Plan
Option Shares Outstanding
Non Vested, Beginning Balance			0	56,844	90,947
Awarded			300,000	0	9,691
Vested			(150,000)	(56,844)	(43,794)
Forfeited				0	0
Non Vested, Ending Balance			150,000	0	56,844
Weighted Average Grant Date Fair Value
Non Vested, Beginning Balance	$ 0.0024	$ 0.0024	$ 0
Awarded	$ 0	$ 0.0024	$ 0.345
Vested	$ 0.0024	$ 0.0024	$ 0.345
Non Vested, Ending Balance	$ 0	$ 0.0024	$ 0.345